UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD October 31, 2007
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	147
Form 13F Information Table Value Total: 	$284,230

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1257    29704 SH       SOLE                    29704
ATC Healthcare, Inc.           COM              00209C102       12    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5269    98259 SH       SOLE                    98259
Aflac Inc.                     COM              001055102      300     5255 SH       SOLE                     5255
Allied Capital Corp.           COM              01903Q108      393    13385 SH       SOLE                    13385
Altria Group Inc.              COM              02209S103      613     8820 SH       SOLE                     8820
American Express Co.           COM              025816109     1604    27009 SH       SOLE                    27009
American International Group,  COM              026874107     7678   113502 SH       SOLE                   113502
Amgen, Inc.                    COM              031162100      319     5643 SH       SOLE                     5643
Apple Computer                 COM              037833100     1070     6973 SH       SOLE                     6973
Automatic Data Processing, Inc COM              053015103     1310    28520 SH       SOLE                    28520
BB&T Corporation               COM              054937107      247     6124 SH       SOLE                     6124
BP PLC ADR                     COM              055622104      332     4794 SH       SOLE                     4794
Bank of America Corp.          COM              060505104     6961   138467 SH       SOLE                   138467
Barr Pharmaceuticals, Inc.     COM              068306109     6211   109139 SH       SOLE                   109139
Berkshire Hathaway, Inc.- CL A COM              084670108      237        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5391     1364 SH       SOLE                     1364
Buckeye Partners UTS Limited P COM              118230101      306     6255 SH       SOLE                     6255
CSX Corp., Inc.                COM              126408103      239     5600 SH       SOLE                     5600
CVS/Caremark Corp.             COM              126650100     7896   199240 SH       SOLE                   199240
Capital One Financial Corp.    COM              14040H105     4265    64201 SH       SOLE                    64201
Cardinal Health Inc.           COM              14149Y108      228     3650 SH       SOLE                     3650
Caterpillar Inc.               COM              149123101      212     2700 SH       SOLE                     2700
Charles Schwab Corp., Inc.     COM              808513105     1810    83800 SH       SOLE                    83800
Chevron Corp.                  COM              166764100     1429    15268 SH       SOLE                    15268
Chipotle Mexican Grill - CL B  COM              169656204     1658    15500 SH       SOLE                    15500
Chipotle Mexican Grill Inc.    COM              169656105     7391    62570 SH       SOLE                    62570
Cisco Systems, Inc.            COM              17275R102     6745   203592 SH       SOLE                   203592
Citigroup, Inc.                COM              172967101     3983    85338 SH       SOLE                    85338
Citizens Communications        COM              17453B101      359    25046 SH       SOLE                    25046
Coca-Cola Co.                  COM              191216100      592    10303 SH       SOLE                    10303
Colgate Palmolive Co.          COM              194162103      259     3636 SH       SOLE                     3636
Conocophillips                 COM              20825C104     1530    17436 SH       SOLE                    17436
Constellation Energy Group, In COM              210371100      961    11204 SH       SOLE                    11204
Coventry Health Care Inc.      COM              222862104     2426    38990 SH       SOLE                    38990
Cree Research, Inc.            COM              225447101      254     8175 SH       SOLE                     8175
Dentsply Intl Inc.             COM              249030107      338     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      797     9458 SH       SOLE                     9458
Duke Energy Corp.              COM              26441C105      495    26480 SH       SOLE                    26480
Education Realty Trust Inc.    COM              28140H104      554    41050 SH       SOLE                    41050
Electronic Arts Inc.           COM              285512109     4083    72915 SH       SOLE                    72915
Eli Lilly & Co.                COM              532457108      509     8940 SH       SOLE                     8940
Emerson Electric Co.           COM              291011104      224     4202 SH       SOLE                     4202
Enbridge Energy Partners LP    COM              29250R106     2276    46615 SH       SOLE                    46615
Equity Resident PPTYS SH Ben I COM              29476L107      224     5293 SH       SOLE                     5293
Express Scripts, Inc.          COM              302182100    14777   264725 SH       SOLE                   264725
Exxon Mobil Corp               COM              30231G102     8624    93172 SH       SOLE                    93172
FPL Group Inc.                 COM              302571104      341     5600 SH       SOLE                     5600
Gamestop Corp.                 COM              36467W109     3757    66680 SH       SOLE                    66680
General Electric Co., Inc.     COM              369604103     8211   198327 SH       SOLE                   198327
GlaxoSmithKline PLC            COM              37733W105      389     7314 SH       SOLE                     7314
Glimcher Realty Trust REIT     COM              379302102      912    38800 SH       SOLE                    38800
Goldman Sachs Group Inc.       COM              38141G104      241     1110 SH       SOLE                     1110
HCP, Inc.                      COM              40414L109     2112    63673 SH       SOLE                    63673
Halliburton, Inc.              COM              406216101      224     5825 SH       SOLE                     5825
Health Care Reit Inc.          COM              42217K106     1886    42621 SH       SOLE                    42621
Healthextras, Inc.             COM              422211102     6690   240374 SH       SOLE                   240374
Healthways, Inc.               COM              422245100      227     4200 SH       SOLE                     4200
Heinz (H.J.), Inc.             COM              423074103     3078    66615 SH       SOLE                    66615
Hewlett-Packard Company        COM              428236103      804    16149 SH       SOLE                    16149
Home Depot, Inc.               COM              437076102      331    10200 SH       SOLE                    10200
Intel Corp.                    COM              458140100     6734   260393 SH       SOLE                   260393
Intl Business Machines, Corp.  COM              459200101      978     8303 SH       SOLE                     8303
Jacobs Engineering Group       COM              469814107      214     2838 SH       SOLE                     2838
Johnson & Johnson              COM              478160104     6051    92107 SH       SOLE                    92107
Kinder Morgan Energy Unit LTD  COM              494550106     2339    47341 SH       SOLE                    47341
Laboratory Corporation of Amer COM              50540R409      280     3575 SH       SOLE                     3575
Legg Mason, Inc.               COM              524901105     5984    70992 SH       SOLE                    70992
MDU Resources Group            COM              552690109      376    13500 SH       SOLE                    13500
Macerich Company REIT          COM              554382101      240     2736 SH       SOLE                     2736
Marathon Oil Corp.             COM              565849106      410     7188 SH       SOLE                     7188
Marriott International Corpora COM              571903202      217     5000 SH       SOLE                     5000
McCormick & Co., Inc. - Voting COM              579780107     3665   101217 SH       SOLE                   101217
McCormick & Company, Inc.      COM              579780206     1692    47031 SH       SOLE                    47031
McDonald's Corp., Inc.         COM              580135101      473     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      294     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      448     4955 SH       SOLE                     4955
Medtronic, Inc.                COM              585055106     5392    95587 SH       SOLE                    95587
Merck & Co., Inc.              COM              589331107      510     9872 SH       SOLE                     9872
Microsoft Corp.                COM              594918104     6376   216424 SH       SOLE                   216424
Muni MTG & Equity LLC Growth S COM              62624B101      252    11100 SH       SOLE                    11100
Nationwide Health Ppty         COM              638620104      714    23691 SH       SOLE                    23691
Nokia Corp Sponsored ADR       COM              654902204      539    14200 SH       SOLE                    14200
Oceaneering Intl Inc.          COM              675232102      478     6300 SH       SOLE                     6300
Omega Healthcare Invs REIT     COM              681936100      160    10300 SH       SOLE                    10300
Omniture, Inc.                 COM              68212S109    36081  1190000 SH       SOLE                  1190000
Oracle Corp.                   COM              68389X105      419    19364 SH       SOLE                    19364
PNC Bank Corporation, Inc      COM              693475105      354     5194 SH       SOLE                     5194
Pepsico, Inc.                  COM              713448108     7044    96151 SH       SOLE                    96151
Pfizer, Inc.                   COM              717081103     2822   115520 SH       SOLE                   115520
Procter & Gamble, Co.          COM              742718109     3637    51713 SH       SOLE                    51713
Provident Bankshares, Inc.     COM              743859100      812    25933 SH       SOLE                    25933
Provident Energy Trust F Trust COM              74386K104      173    13600 SH       SOLE                    13600
Qualcomm, Inc.                 COM              747525103     3272    77435 SH       SOLE                    77435
Rock-Tenn Company-CL A         COM              772739207     2102    72717 SH       SOLE                    72717
Royal Dutch Shell              COM              780259206      468     5700 SH       SOLE                     5700
SPX Corporation                COM              784635104      824     8900 SH       SOLE                     8900
Sandy Spring Bancorp, Inc.     COM              800363103      301    10000 SH       SOLE                    10000
Schering Plough Corp.          COM              806605101      225     7100 SH       SOLE                     7100
Schlumberger Inc.              COM              806857108      689     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      354     3544 SH       SOLE                     3544
Sovereign Bancorp Inc.         COM              845905108      217    12750 SH       SOLE                    12750
Spectra Energy Corp.           COM              847560109      253    10319 SH       SOLE                    10319
Startech Environmental Corp.   COM              855906103       21    10050 SH       SOLE                    10050
SunTrust Banks, Inc.           COM              867914103      253     3346 SH       SOLE                     3346
Symantec Corp.                 COM              871503108      653    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      691    12402 SH       SOLE                    12402
Target Corp.                   COM              87612E106      373     5872 SH       SOLE                     5872
Teco Energy Inc.               COM              872375100      211    12850 SH       SOLE                    12850
Tellabs, Inc.                  COM              879664100      352    37000 SH       SOLE                    37000
Time Warner Inc.               COM              887317105     2294   124960 SH       SOLE                   124960
Tyco International Ltd.        COM              902124106      206     4648 SH       SOLE                     4648
URS Corp.                      COM              903236107     2393    42400 SH       SOLE                    42400
United Technologies, Inc.      COM              913017109      242     3002 SH       SOLE                     3002
Verizon Communications         COM              92343V104      702    15860 SH       SOLE                    15860
Vodafone Group PLC             COM              92857W209      204     5628 SH       SOLE                     5628
WGL Holdings, Inc.             COM              92924F106      269     7931 SH       SOLE                     7931
Wal-Mart Company, Inc.         COM              931142103      804    18420 SH       SOLE                    18420
Walt Disney Company, Inc.      COM              254687106      416    12082 SH       SOLE                    12082
Weingarten Realty Investment S COM              948741103      368     8867 SH       SOLE                     8867
Wells Fargo Inc.               COM              949746101      452    12696 SH       SOLE                    12696
Windstream Corp.               COM              97381W104      165    11670 SH       SOLE                    11670
Wyeth                          COM              983024100      330     7418 SH       SOLE                     7418
Zimmer Holdings, Inc.          COM              98956P102     1252    15460 SH       SOLE                    15460
Felcor Lodging Trust PFD A Con PFD              31430F200      668    28475 SH       SOLE                    28475
Cohen & Steers REIT & Utility  COM              19247Y108      500 23959.6757SH      SOLE               23959.6757
DWS Rreef Real Estate Fund, In COM              233384106      268 12076.0000SH      SOLE               12076.0000
MS India Investment Fund       COM              61745C105     2313 45478.0000SH      SOLE               45478.0000
Nuveen Equity Premier Income F COM              6706ER101      552 32090.0000SH      SOLE               32090.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      812 47120.0000SH      SOLE               47120.0000
Nuveen Select Mat Mun Shares B COM              67061T101      236 25050.0000SH      SOLE               25050.0000
Nuveen Select Tax Free Income  COM              67063X100      160 12000.0000SH      SOLE               12000.0000
iPath MSCI India Index ETN     COM              06739F291      332 4563.0000SH       SOLE                4563.0000
iShares MSCI EAFE Index Fund   COM              464287465     3421 41426.0000SH      SOLE               41426.0000
iShares MSCI Hong Kong Index F COM              464286871      793 37700.0000SH      SOLE               37700.0000
iShares MSCI Japan Index Fund  COM              464286848     1256 87615.0000SH      SOLE               87615.0000
iShares Russell 1000 Growth    COM              464287614      638 10341.0000SH      SOLE               10341.0000
iShares Russell 1000 Value     COM              464287598      526 6125.0000SH       SOLE                6125.0000
iShares Russell 2000 Index Fun COM              464287655     1117 13946.0000SH      SOLE               13946.0000
iShares Russell MidCap Index F COM              464287499      447 4135.0000SH       SOLE                4135.0000
iShares Russell Midcap Value I COM              464288406      756 5000.0000SH       SOLE                5000.0000
iShares S&P Euro 350 Index Fun COM              464287861      825 6922.0000SH       SOLE                6922.0000
iShares Tr Dow Jones RE US Rea COM              464287739      887 11600.0000SH      SOLE               11600.0000
iShares Trust Dow Jones Select COM              464287168      247 3562.0000SH       SOLE                3562.0000
iShares Trust Index Fund FTSE  COM              464287184     3337 18539.0000SH      SOLE               18539.0000
iShares Trust Russell 2000 Gro COM              464287648      741 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     2033 13290.0000SH      SOLE               13290.0000